Nature of Operations, Background and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS, BACKGROUND AND BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management of Xcel Brands, Inc., (“Xcel”, the "Company", “we”, “us”, or “our”), all adjustments (consisting primarily of normal recurring accruals) considered necessary for a fair presentation have been included. The Condensed Consolidated Balance Sheet as of December 31, 2012 has been derived from audited consolidated financial statements. Operating results for the three months (the “Current Quarter”) and six months (the “Current Six Months”) ended June 30, 2013 are not necessarily indicative of the results that may be expected for a full fiscal year.

The Company engages in the design, licensing, marketing and retail sales of the Isaac Mizrahi Brand and certain rights of the Liz Claiborne New York Brand (“LCNY”) with a focus on a variety of product categories.  The Company operates in two segments - (1) design and licensing and (2) retail. Our design and licensing business operates in a “working capital light” business model, licensing the Isaac Mizrahi Brand and LCNY through its wholly-owned subsidiary IM Brands, LLC (“IM Brands”) and generating royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies, and retailers. Our retail business was launched through its wholly-owned subsidiary IMNY Store #1, LLC in the Current Quarter with the opening of our first retail store in mid-June, located in Southampton, New York.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 (“2012”).

1.	NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

Xcel Brands, Inc. ("XCel", “we”, “our” or the "Company") engages in the design, licensing, and marketing and promotion of the Isaac Mizrahi brands with a focus on a variety of product categories featuring the “Isaac Mizrahi” brands including the trademarks and brands “Isaac Mizrahi New York”, “Isaac Mizrahi”, “IsaacMizrahiLIVE”, Isaac Mizrahi Jeans, and “M” (collectively, the “IM Trademarks”), and the design, marketing and promotion of the Liz Claiborne New York brand (the “LCNY Brand”) with a focus on a variety of product categories under the LCNY Brand sold exclusively through QVC, Inc. (“QVC”).

On September 29, 2011 (the “Closing Date”), the Company, Xcel Brands, Inc., a privately held Delaware corporation (“Old XCel”), Netfabric Acquisition Corp., a Delaware corporation (“Acquisition Corp.”) and wholly-owned subsidiary of the Company, and certain stockholders of the Company entered into an Agreement of Merger and Plan of Reorganization pursuant to which Acquisition Corp. was merged with and into Old XCel, with Old XCel surviving as a wholly-owned subsidiary of the Company (the “Merger” or “Transaction”). This resulted in the prior owners of Old XCel (the "accounting acquirer") having actual or effective operating control of the Company after the transaction, with the shareholders of NetFabrics (the "legal acquirer") continuing only as passive investors. No goodwill was recognized since Net Fabrics was a Shell Company.

Also in connection with the Merger and related transactions, the Company acquired from IM Ready-Made, LLC (“IM Ready”) (i) the IM Trademarks, (ii) the license agreements related to the IM Trademarks including a license agreement with QVC (the “QVC Agreement”), (iii) design agreements with Fifth & Pacific Companies, Inc. (formerly Liz Claiborne, Inc.)(“FNP”) (the “LCNY Agreement”) and QVC (the “Design Agreement”) to design the LCNY Brand for sale exclusively at QVC and (iv) computers, design software, and other assets related to the licensing and design of the IM Trademarks and the design of the LCNY Brand (together with the IM Trademarks, the LCNY Agreement, the Design Agreement, and all related license agreements the “Isaac Mizrahi Business”). The Transaction was accounted for as a business combination, whereby the purchase price paid to effect the Transaction was allocated to record acquired assets and assumed liabilities at their fair value as of the acquisition date.

As the Company had limited operations prior to the Merger, the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Transaction as relating to the Predecessor and all references to periods after September 29, 2011 (the “Transaction Date”) shall be referred to as relating to the Successor.